Document and Entity Information	12 Months Ended
Mar. 31, 2019 shares
Document and entity information [abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	SMFG
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Security 12(b) Title	American Depositary Shares Common stock, without par value
Security Exchange Name	NYSE
Entity Interactive Data Current	Yes
Entity Registrant Name	SUMITOMO MITSUI FINANCIAL GROUP, INC.
Entity Central Index Key	0001022837
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity a Voluntary Filer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	1,399,401,420